CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY / (DEFICIT) - USD ($)		Preferred Stock [Member] Series A [Member]	Preferred Stock [Member] Series Seed [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated OCI [Member]	Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		$ 315	$ 2,108	$ 888	$ 8,811,647	$ (9,767,619)	$ 118,859	$ (833,802)
Beginning balance (in shares)		314,505	2,108,405	888,184
Retroactive application of recapitalization		$ (315)	$ (2,108)	$ 503	1,920	0	0	0
Retroactive application of recapitalization (in shares)		(314,505)	(2,108,405)	13,026,925
Adjusted balance, beginning of period at Dec. 31, 2019		$ 0	$ 0	$ 1,391	8,813,567	(9,767,619)	118,859	(833,802)
Adjusted balance, beginning of period (in shares) at Dec. 31, 2019		0	0	13,915,109
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock	[1]	$ 0	$ 0	$ 223	1,429,782	0	0	1,430,005
Issuance of preferred stock (in shares)	[1]	0	0	2,225,396
Issuance of non-vested stock awards	[1]	$ 0	$ 0	$ 913	20,843	0	0	21,756
Issuance of non-vested stock awards (in shares)	[1]	0	0	9,135,138
Repurchase of shares	[1]	$ 0	$ 0	$ (24)	(139,911)	(12,857)	0	(152,792)
Repurchase of shares (in shares)	[1]	0	0	(242,245)
Recognition of stock grant plan		$ 0	$ 0	$ 0	869,481	0	0	869,481
Net loss		0	0	0	0	(3,121,042)	0	(3,121,042)
Other comprehensive loss		0	0	0	0	0	(7,079)	(7,079)
Ending balance at Dec. 31, 2020	[1]	$ 0	$ 0	$ 2,503	10,993,762	(12,901,518)	111,780	(1,793,473)
Ending balance (in shares) at Dec. 31, 2020	[1]	0	0	25,033,398
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Business combination and PIPE financing		$ 0	$ 0	$ 2,107	108,005,877	0	0	108,007,984
Business combination and PIPE financing (in shares)		0	0	21,072,549
Share capital increase from warrants exercise		$ 0	$ 0	$ 2	262,175	0	0	262,177
Share capital increase from warrants exercise (in shares)		0	0	22,798
Share capital increase		$ 0	$ 0	$ 513	37,923,348	0	0	37,923,861
Share capital increase (in shares)		0	0	5,124,846
Stock based compensation expense		$ 0	$ 0	$ 0	7,708,877	0	0	7,708,877
Net loss		0	0	0	0	(20,523,342)	0	(20,523,342)
Other comprehensive loss		0	0	0	0	0	(1,384,293)	(1,384,293)
Ending balance at Dec. 31, 2021		$ 0	$ 0	$ 5,125	$ 164,894,039	$ (33,424,860)	$ (1,272,513)	$ 130,201,791
Ending balance (in shares) at Dec. 31, 2021		0	0	51,253,591

[1]	The amounts have been retroactively restated to give effect to the recapitalization transaction.